Offerings - Offering: 1	May 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	496,000
Proposed Maximum Offering Price per Unit	101.48
Maximum Aggregate Offering Price	$ 50,334,080.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,951.14
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional securities that may be offered or issued pursuant to the Mesa Laboratories, Inc. Amended and Restated 2021 Equity Incentive Plan (the "2021 Plan") as a result of adjustments for stock dividends, stock splits, and similar changes. The Proposed Maximum Offering Price Per Unit Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act based upon the average of the high and low prices of the common stock of Mesa Laboratories, Inc. as quoted on the Nasdaq Stock Market, LLC on May 20, 2026.